FAIR-VALUE MEASUREMENT - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
FAIR-VALUE MEASUREMENT
Goodwill impairment loss	$ 0	$ 0	$ 0
Impairment loss	(2,869)	31
Impairment loss recognized due to liquidation	1,500
Intangible assets impairment loss	$ 0	$ 1,135	$ 0
Impairment, Intangible Asset, Statement of Income or Comprehensive Income [Extensible Enumeration]		General And Administrative Expense